Lease liabilities (non-current and current) - Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 55,897	€ 70,893
Later than one year [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	11,788	13,629
One to five years (member)
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	32,076	39,294
More than 5 years [member]
Disclosure of Non Current and Current Portion of the Lease Liabilities [Line Items]
Undiscounted lease liabilities	€ 12,033	€ 17,970